Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net (Details) - Schedule of Movement of Allowances for Expected Credit Loss - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (14)	$ (141)	$ (115)
Reversal of provision (Provision)	(1)	127	(30)
Effect of currency translation adjustment			4
Ending balance	$ (15)	$ (14)	$ (141)